QUARTERLY REPORT

FORMIDABLE ETF

Schedule of InvestmentsDecember 31, 2025 (unaudited)

		Shares	Value
83.80%	COMMON STOCKS

5.81%	COMMUNICATION SERVICES
	Lithium Argentina AG ADR(A)(B)	140,399	$783,426
	Pinterest, Inc.(A)(B)	14,400	372,816
			1,156,242

7.32%	CONSUMER DISCRETIONARY
	ADT, Inc.	48,268	389,523
	Aptiv plc ADR(A)	5,781	439,876
	Pearson plc ADR	21,583	303,025
	Texas Roadhouse, Inc.	1,945	322,870
			1,455,294

2.85%	CONSUMER STAPLES
	Nomad Foods Ltd. ADR	45,351	567,341

6.66%	ENERGY
	Alliance Resource Partners LP	24,505	569,251
	Plains GP Holdings LP	19,118	365,919
	Viper Energy, Inc. Class A	10,106	390,395
			1,325,565

12.62%	FINANCIALS
	Acacia Research Corp.(A)	437,428	1,635,981
	Global Payments, Inc.(B)	5,126	396,752
	Patria Investments Ltd. ADR(B)	30,143	478,972
			2,511,705

9.78%	HEALTH CARE
	Corcept Therapeutics, Inc.(A)	6,231	216,839
	CytomX Therapeutics, Inc.(A)(B)	45,763	194,950
	Royalty Pharma Plc ADR(B)	31,548	1,219,015
	Viking Therapeutics, Inc.(A)	8,945	314,685
			1,945,489

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2025 (unaudited)

		Shares	Value
15.62%	INDUSTRIALS
	Amentum Holdings, Inc.(A)	7,163	$207,727
	Corecivic, Inc.(A)(B)	18,348	350,630
	Flux Power Holdings, Inc.(A)	480,066	609,684
	Generac Holdings, Inc.(A)	2,514	342,834
	Genpact Ltd. ADR(B)	14,741	689,584
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,321	427,211
	Huron Consulting Group, Inc.(A)	2,782	481,036
			3,108,706
7.32%	INFORMATION TECHNOLOGY
	DocuSign, Inc.(A)	4,875	333,450
	First Solar, Inc.(A)	1,561	407,780
	Itron, Inc.(A)	4,220	391,869
	Nice Systems Ltd. ADR(A)(B)	2,864	323,747
			1,456,846

8.85%	MATERIALS
	Lithium Americas Corp. ADR(A)(B)	62,187	271,135
	Pan American Silver Corp. ADR(B)	15,806	818,909
	Royal Gold, Inc.	3,021	671,538
			1,761,582
1.98%	REAL ESTATE
	EPR Properties REIT	7,890	393,711

4.99%	UTILITIES
	Brookfield Infrastructure Partners LP ADR	22,633	786,270
	Talen Energy Corp.(A)	553	207,287
			993,557

83.80%	TOTAL COMMON STOCKS		16,676,038
	(Cost: $18,117,459)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2025 (unaudited)

		Principal	Value
16.07%	SHORT TERM INVESTMENTS

16.07%	DEBT SECURITIES
	US Treasury 02/12/2026 0.039%(C)	$1,035,000	$1,030,777
	US Treasury Bill 03/19/2026 0.035%(C)	1,005,000	997,541
	US Treasury Bill 04/09/2026 0.037%(C)	1,180,000	1,168,823

16.07%	TOTAL SHORT TERM INVESTMENTS		$3,197,141
	(Cost: $3,195,719)

0.21%	OPTIONS PURCHASED(A)

		Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.21%		PUT OPTIONS
		iShares iBoxx $ High Yield Corporate Bond ETF	2,000	$16,126,000	$77.00	01/16/26	$4,000
		iShares iBoxx $ High Yield Corporate Bond ETF	1,000	8,063,000	78.00	01/16/26	3,000
		iShares iBoxx $ High Yield Corporate Bond ETF	750	6,047,250	79.00	01/16/26	2,250
		iShares Russell 2000 ETF	100	2,461,600	233.00	01/16/26	4,300
		iShares Russell 2000 ETF	100	2,461,600	230.00	01/30/26	8,800
		iShares Russell 2000 ETF	125	3,077,000	235.00	01/30/26	19,500
		iShares Russell 2000 ETF	150	3,692,400	225.00	12/31/25	150
							42,000

0.21%		TOTAL OPTIONS PURCHASED					42,000
		(Cost: $91,719)

100.08%		TOTAL INVESTMENTS					19,915,179
		(Cost: $21,310,969)
(0.08%	)	Liabilities in excess of other assets					(16,196)
100.00%		NET ASSETS					$19,898,983

(A)Non-income producing

(B)All or a portion of the security is held as collateral for options written

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of purchase.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2025 (unaudited)

(0.62%	)	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.56%)	CALL OPTIONS
	CytomX Therapeutics, Inc.	275	$(117,150)	$4.00	01/16/26	$(13,750)
	CytomX Therapeutics, Inc.	125	(53,250)	5.00	02/20/26	(4,500)
	Corecivic, Inc.	75	(143,325)	22.00	02/20/26	(2,325)
	Genpact Ltd.	75	(350,850)	55.00	02/20/26	(2,250)
	Global Payments, Inc.	25	(193,500)	90.00	02/20/26	(3,250)
	Lithium Americas Corp.	300	(130,800)	5.50	01/16/26	(1,500)
	Lithium Argentina AG	960	(535,680)	5.00	01/16/26	(76,800)
	Lithium Argentina AG	300	(167,400)	7.50	01/16/26	(2,400)
	Pan American Silver Corp.	50	(259,050)	61.00	01/16/26	(2,250)
	Patria Investments Ltd.	75	(119,175)	17.50	02/20/26	(2,812)
	Pinterest, Inc.	45	(116,505)	30.00	01/16/26	(135)
	TOTAL CALL OPTIONS					(111,972)
	(Premiums Received: $69,687)

(0.06%)	PUT OPTIONS
	iShares Russell 2000 ETF	100	(2,461,600)	222	01/16/26	(1,100)
	iShares Russell 2000 ETF	100	(2,461,600)	220	01/30/26	(3,500)
	iShares Russell 2000 ETF	125	(3,077,000)	225	01/30/26	(6,625)
	iShares Russell 2000 ETF	150	(3,692,400)	205	12/31/25	(1,200)
	TOTAL PUT OPTIONS					(12,425)
	(Premiums Received: $24,241)

(0.62%)	TOTAL OPTIONS WRITTEN					$(124,397)
	(Premiums Received: $93,928)

QUARTERLY REPORT

FORMIDABLE ETF

Schedule of Investments - continuedDecember 31, 2025 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
COMMON STOCKS	$16,676,038	$—	$—	$16,676,038
SHORT TERM INVESTMENTS	3,197,141	—	—	3,197,141
OPTIONS PURCHASED	—	42,000	—	42,000
	$19,873,179	$42,000	$—	$19,915,179
Liabilities
OPTIONS WRITTEN	$—	$(124,397)	$—	$(124,397)

The cost of investments for Federal income tax purposes has been estimated a/o December 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $21,310,969, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,179,296
Gross unrealized depreciation	(2,699,483)
Net unrealized appreciation	$(1,520,187)